UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL CASH RESERVES

FORM N-Q

MAY 31, 2015

Notes to schedule of Investments (unaudited)

Investments in Prime Cash Reserves Portfolio, at value $9,277,956,775.

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has substantially the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (57.2% at May 31, 2015) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 102.5%
Asset-Backed Commercial Paper - 1.2%
Old Line Funding LLC	0.220%	7/8/15	$100,000,000	$99,977,389	(a)(c)
Old Line Funding LLC	0.220%	8/11/15	50,000,000	49,978,305	(a)(c)
Old Line Funding LLC	0.220%	8/27/15	50,000,000	49,973,417	(a)(c)

Total Asset-Backed Commercial Paper				199,929,111

Bank Notes - 0.4%
Bank of America N.A.	0.280%	9/10/15	64,000,000	64,000,000

Certificates of Deposit - 25.0%
Bank of Montreal	0.262%	6/3/15	31,000,000	31,001,752
Bank of Montreal	0.270%	8/12/15	25,000,000	25,000,000
Bank of Montreal	0.180%	8/20/15	100,000,000	100,000,000
Bank of Montreal	0.310%	11/9/15	50,000,000	50,000,000
Bank of Nova Scotia	0.289%	8/3/15	40,000,000	40,003,942	(b)
Bank of Nova Scotia	0.287%	11/17/15	100,000,000	100,000,000	(b)
Bank of Nova Scotia	0.305%	12/28/15	96,750,000	96,750,000	(b)
Bank of Tokyo-Mitsubishi UFJ NY	0.300%	7/8/15	174,250,000	174,250,000
Bank of Tokyo-Mitsubishi UFJ NY	0.300%	8/17/15	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.350%	10/26/15	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.475%	1/20/16	5,950,000	5,950,000	(b)
BNP Paribas NY Branch	0.300%	7/8/15	100,000,000	100,000,000
BNP Paribas NY Branch	0.310%	7/8/15	90,000,000	90,000,000
BNP Paribas NY Branch	0.390%	9/28/15	32,750,000	32,750,000
BNP Paribas NY Branch	0.390%	11/2/15	50,000,000	50,000,000
BNP Paribas NY Branch	0.400%	11/3/15	50,000,000	50,000,000
Canadian Imperial Bank of Commerce	0.150%	6/22/15	315,000,000	315,000,000
Canadian Imperial Bank of Commerce	0.260%	6/30/15	42,500,000	42,500,336
Citibank N.A.	0.170%	6/25/15	245,000,000	245,000,000
Citibank N.A.	0.280%	7/22/15	74,300,000	74,300,000
Credit Agricole Corp.	0.320%	6/15/15	97,500,000	97,500,000
Credit Agricole Corp.	0.350%	8/3/15	118,000,000	118,000,000
Credit Agricole Corp.	0.360%	8/6/15	86,750,000	86,750,000
DnB NOR Bank ASA	0.260%	8/3/15	12,000,000	11,999,371
Fortis Bank NY	0.225%	7/24/15	20,000,000	19,998,380
Mitsubishi UFJ Trust & Banking NY	0.270%	9/3/15	31,000,000	31,000,000
Mizuho Bank Ltd.	0.260%	8/24/15	50,000,000	50,000,000
Mizuho Bank Ltd.	0.260%	8/25/15	125,000,000	125,000,000
Mizuho Bank Ltd.	0.350%	10/26/15	50,000,000	50,000,000
Natixis NY	0.270%	7/8/15	50,000,000	50,000,000
Natixis NY	0.350%	7/31/15	25,000,000	25,000,000
Natixis NY	0.380%	9/1/15	50,000,000	50,000,000
Norinchukin Bank	0.360%	11/13/15	75,000,000	74,998,285
Norinchukin Bank	0.482%	2/19/16	39,250,000	39,250,000	(b)
Oversea-Chinese Banking Corp. Ltd.	0.180%	6/5/15	85,000,000	85,000,000
Oversea-Chinese Banking Corp. Ltd.	0.180%	6/18/15	350,000	350,002
Rabobank Nederland NY	0.290%	8/10/15	100,000,000	99,999,029
Royal Bank of Canada	0.255%	6/26/15	5,000,000	5,000,076	(b)
Royal Bank of Canada	0.276%	8/19/15	100,000,000	100,000,000	(b)
Standard Chartered Bank NY	0.320%	6/9/15	97,000,000	97,000,000
Standard Chartered Bank NY	0.290%	7/6/15	75,000,000	75,000,000
Standard Chartered Bank NY	0.340%	7/7/15	129,700,000	129,700,000
Standard Chartered Bank NY	0.330%	7/30/15	25,000,000	25,000,000
State Street Bank & Trust Co.	0.316%	10/22/15	68,000,000	68,000,000	(b)
Sumitomo Mitsui Banking Corp.	0.250%	6/15/15	27,000,000	27,000,682
Sumitomo Mitsui Banking Corp.	0.250%	8/7/15	15,000,000	15,000,000

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Sumitomo Mitsui Banking Corp.	0.340%	10/9/15	$49,500,000	$49,499,108
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.320%	7/8/15	77,250,000	77,250,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	10/15/15	44,250,000	44,249,996
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	10/27/15	50,000,000	50,000,000
Svenska Handelsbanken NY	0.205%	8/28/15	75,000,000	75,000,916
Svenska Handelsbanken NY	0.325%	11/19/15	97,000,000	97,002,300
Toronto Dominion Bank NY	0.270%	6/1/15	50,000,000	50,000,000
Toronto Dominion Bank NY	0.270%	6/1/15	5,000,000	5,000,000
Toronto Dominion Bank NY	0.294%	8/24/15	80,000,000	80,000,000	(b)
Toronto Dominion Bank NY	0.300%	9/15/15	10,000,000	9,999,994
UBS AG Stamford Branch	0.270%	6/26/15	45,000,000	45,000,000
Westpac Banking Corp.	0.276%	8/7/15	110,000,000	110,019,595	(b)

Total Certificates of Deposit				4,047,073,764

Certificates of Deposit (Euro) - 0.3%
Standard Chartered Bank	0.430%	7/17/15	50,000,000	50,000,637

Commercial Paper - 49.4%
ANZ National International Ltd.	0.230%	6/1/15	97,000,000	97,000,000	(a)(c)
ANZ National International Ltd.	0.280%	7/7/15	57,000,000	56,984,040	(a)(c)
ANZ National International Ltd.	0.270%	7/27/15	89,750,000	89,712,305	(a)(c)
ANZ National International Ltd.	0.200%	8/27/15	13,000,000	12,993,717	(a)(c)
ANZ National International Ltd.	0.270%	9/3/15	45,000,000	44,968,275	(a)(c)
Automatic Data Processing Inc.	0.090%	6/2/15	200,000,000	199,999,500	(a)(c)
Bank Nederlandse Gemeenten NV	0.270%	8/12/15	135,000,000	134,927,100	(a)(c)
Bank Nederlandse Gemeenten NV	0.275%	8/24/15	193,000,000	192,876,159	(a)(c)
Bank of New York Mellon Corp.	0.050%	6/1/15	210,000,000	210,000,000	(a)(c)
Barclays U.S. Funding LLC	0.140%	6/1/15	625,000,000	625,000,000	(a)(c)
BNZ International Funding Ltd.	0.272%	6/10/15	10,000,000	10,000,130	(a)(b)(c)
BNZ International Funding Ltd.	0.180%	7/30/15	100,000,000	99,970,500	(a)(c)
BNZ International Funding Ltd.	0.190%	8/13/15	20,000,000	19,992,294	(a)(c)
BNZ International Funding Ltd.	0.300%	10/28/15	100,000,000	99,875,833	(a)(c)
Caisse des Depots et Consignations	0.220%	6/5/15	170,000,000	169,995,844	(a)(d)
Caisse des Depots et Consignations	0.230%	6/9/15	97,000,000	96,995,042	(a)(d)
Caisse des Depots et Consignations	0.280%	8/18/15	81,000,000	80,950,860	(a)(d)
Coca-Cola Co.	0.220%	6/8/15	55,175,000	55,172,640	(a)(c)
Commonwealth Bank of Australia	0.160%	7/1/15	320,000,000	319,957,334	(a)(c)
Commonwealth Bank of Australia	0.160%	7/15/15	45,000,000	44,991,200	(a)(c)
Commonwealth Bank of Australia	0.195%	8/28/15	26,000,000	25,987,607	(a)(c)
Corpoerative Centrale	0.310%	11/5/15	100,000,000	99,864,806	(a)
CPPIB Capital Inc.	0.150%	7/7/15	70,000,000	69,989,500	(a)(d)
Credit Agricole Corporate and Investment Bank	0.080%	6/1/15	25,000,000	25,000,000	(a)
Credit Suisse NY	0.290%	7/6/15	39,850,000	39,838,765	(a)
Credit Suisse NY	0.290%	7/7/15	50,000,000	49,985,500	(a)
Credit Suisse NY	0.300%	7/31/15	96,000,000	95,952,000	(a)
DBS Bank Ltd.	0.200%	6/3/15	80,000,000	79,999,111	(a)(c)
DBS Bank Ltd.	0.230%	6/8/15	100,000,000	99,995,528	(a)(c)
DBS Bank Ltd.	0.240%	6/11/15	100,000,000	99,993,333	(a)(c)
DBS Bank Ltd.	0.270%	7/8/15	17,250,000	17,245,213	(a)(c)
DBS Bank Ltd.	0.190%	8/21/15	15,000,000	14,993,587	(a)(c)
DBS Bank Ltd.	0.195%	8/25/15	50,940,000	50,916,546	(a)(c)
DnB NOR Bank ASA	0.150%	6/1/15	168,000,000	168,000,000	(a)(c)
DnB NOR Bank ASA	0.305%	8/21/15	40,000,000	39,972,550	(a)(c)
DnB NOR Bank ASA	0.320%	10/29/15	40,175,000	40,121,433	(a)(c)
DnB NOR Bank ASA	0.321%	11/10/15	50,000,000	49,928,000	(a)(c)
Export Development Corp.	0.120%	7/6/15	46,000,000	45,994,633	(a)
Fortis Bank NY	0.060%	6/1/15	25,000,000	25,000,000	(a)
HSBC Bank PLC	0.310%	10/13/15	240,000,000	239,723,067	(a)(c)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
HSBC Bank PLC	0.336%	1/12/16	$99,500,000	$99,500,000	(b)(c)
ING U.S. Funding LLC	0.290%	7/1/15	145,000,000	144,964,958	(a)
ING U.S. Funding LLC	0.290%	7/9/15	45,000,000	44,986,225	(a)
JPMorgan Securities LLC	0.300%	10/6/15	50,000,000	49,947,083	(a)
JPMorgan Securities LLC	0.300%	10/7/15	40,000,000	39,957,333	(a)
JPMorgan Securities LLC	0.335%	11/23/15	200,000,000	200,000,000	(b)
JPMorgan Securities LLC	0.401%	12/4/15	73,990,000	73,837,088	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.160%	6/5/15	24,000,000	23,999,573	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.160%	6/8/15	55,000,000	54,998,289	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.160%	7/23/15	50,000,000	49,988,444	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.160%	8/14/15	25,000,000	24,991,778	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.160%	9/1/15	150,000,000	149,940,000	(a)
Lloyds Bank PLC	0.060%	6/1/15	580,000,000	580,000,000	(a)
Lloyds Bank PLC	0.060%	6/1/15	50,000,000	50,000,000	(a)
Natixis NY	0.070%	6/1/15	175,000,000	175,000,000	(a)
Natixis NY	0.320%	7/31/15	34,950,000	34,931,360	(a)
Nestle Finance International Ltd.	0.070%	6/12/15	46,000,000	45,999,016	(a)
Nordea Bank AB	0.290%	10/9/15	27,000,000	26,971,725	(a)(c)
Nordea Bank AB	0.300%	10/19/15	66,450,000	66,372,475	(a)(c)
Nordea Bank AB	0.316%	11/10/15	75,000,000	74,893,688	(a)(c)
Nordea Bank AB	0.331%	11/13/15	100,000,000	99,848,750	(a)(c)
NRW Bank	0.185%	6/18/15	247,000,000	246,978,422	(a)(c)
NRW Bank	0.185%	6/18/15	100,000,000	99,991,264	(a)(c)
NRW Bank	0.150%	6/29/15	25,000,000	24,997,083	(a)(c)
Oversea-Chinese Banking Corp. Ltd.	0.250%	6/1/15	35,880,000	35,880,000	(a)
Oversea-Chinese Banking Corp. Ltd.	0.180%	7/2/15	112,000,000	111,982,640	(a)
Oversea-Chinese Banking Corp. Ltd.	0.200%	7/6/15	34,500,000	34,493,292	(a)
Oversea-Chinese Banking Corp. Ltd.	0.180%	7/17/15	30,000,000	29,993,100	(a)
Oversea-Chinese Banking Corp. Ltd.	0.190%	8/5/15	50,000,000	49,982,847	(a)
Oversea-Chinese Banking Corp. Ltd.	0.190%	8/5/15	22,000,000	21,992,453	(a)
Skandinaviska Enskilda Banken AG	0.321%	9/14/15	50,000,000	49,953,333	(a)(c)
Skandinaviska Enskilda Banken AG	0.341%	9/21/15	50,000,000	49,947,111	(a)(c)
Skandinaviska Enskilda Banken AG	0.351%	11/20/15	96,500,000	96,338,630	(a)(c)
Societe Generale N.A.	0.401%	7/31/15	95,000,000	94,936,667	(a)(c)
Sumitomo Mitsui Banking Corp.	0.361%	11/5/15	50,000,000	49,921,500	(a)(c)
Sumitomo Mitsui Banking Corp.	0.361%	11/5/15	36,205,000	36,148,158	(a)(c)
Swedbank AB	0.230%	6/12/15	92,000,000	91,993,534	(a)
Swedbank AB	0.230%	6/15/15	50,000,000	49,995,528	(a)
Swedbank AB	0.336%	9/16/15	100,000,000	99,900,430	(a)
Swedbank AB	0.336%	9/16/15	79,000,000	78,921,340	(a)
Toronto Dominion Holdings	0.140%	6/4/15	50,000,000	49,999,417	(a)(c)
Toronto Dominion Holdings	0.200%	7/13/15	40,000,000	39,990,667	(a)(c)
Total Capital SA	0.070%	6/1/15	35,000,000	35,000,000	(a)(c)
United Overseas Bank Ltd.	0.291%	6/22/15	50,000,000	49,991,542	(a)(c)
United Overseas Bank Ltd.	0.300%	11/16/15	69,540,000	69,442,644	(a)(c)
United Overseas Bank Ltd.	0.300%	11/18/15	100,000,000	99,858,334	(a)(c)
United Overseas Bank Ltd.	0.300%	11/20/15	55,000,000	54,921,167	(a)(c)
Westpac Banking Corp.	0.284%	11/20/15	100,000,000	100,000,000	(b)(c)

Total Commercial Paper				8,005,542,840

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Corporate Bonds & Notes - 1.4%
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	$42,150,000	$42,380,319
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	29,575,000	29,687,168	(d)
Wells Fargo Bank N.A., Senior Notes	0.750%	7/20/15	51,050,000	51,086,006
Wells Fargo Bank N.A., Senior Notes	0.405%	6/21/16	100,000,000	100,000,000	(b)

Total Corporate Bonds & Notes				223,153,493

Time Deposits - 16.9%
Bank of Tokyo Mitsubishi	0.060%	6/1/15	249,063,000	249,063,000
Branch Banking & Trust Co.	0.050%	6/1/15	455,000,000	455,000,000
CIBC Grand Cayman	0.050%	6/1/15	200,000,000	200,000,000
Credit Agricole	0.080%	6/1/15	75,000,000	75,000,000
DnB NOR Bank ASA	0.050%	6/1/15	180,000,000	180,000,000
Fortis Bank Grand Cayman	0.060%	6/1/15	46,270,000	46,270,000
Natixis Grand Cayman	0.070%	6/1/15	76,000,000	76,000,000
Nordea Finland Grand Cayman	0.050%	6/1/15	300,000,000	300,000,000
Skandinaviska Enskilda Cayman	0.060%	6/1/15	375,000,000	375,000,000
Societe Generale Grand Cayman	0.050%	6/1/15	50,000,000	50,000,000
Standard Chartered Bank NY	0.060%	6/1/15	165,000,000	165,000,000
Svenska Handelsbanken Grand Cayman	0.060%	6/1/15	373,000,000	373,000,000
Swedbank Grand Cayman	0.060%	6/1/15	203,000,000	203,000,000

Total Time Deposits				2,747,333,000

U.S. Treasury Bills - 0.5%
U.S. Treasury Bills	0.070%	11/5/15	81,000,000	80,975,272	(a)

U.S. Treasury Notes - 5.7%
U.S. Treasury Notes	0.060%	1/31/16	334,000,000	333,968,241	(b)
U.S. Treasury Notes	0.084%	4/30/16	95,370,000	95,371,139	(b)
U.S. Treasury Notes	0.085%	7/31/16	25,000,000	24,999,705	(b)
U.S. Treasury Notes	0.068%	10/31/16	215,000,000	214,967,731	(b)
U.S. Treasury Notes	0.099%	1/31/17	100,000,000	99,985,728	(b)
U.S. Treasury Notes	0.089%	4/30/17	150,000,000	150,014,548	(b)

Total U.S. Treasury Notes				919,307,092

Repurchase Agreements - 1.7%
Bank of America Corp., tri-party repurchase agreement dated 5/29/15; Proceeds at maturity-$270,163,800; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 8.175% due 6/1/15 to 10/15/97; Market value - $285,375,720)	0.210%	9/10/15	270,000,000	270,000,000

TOTAL INVESTMENTS - 102.5% (Cost - $16,607,315,209#)				16,607,315,209
Liabilities in Excess of Other Assets - (2.5)%				(398,098,573)

TOTAL NET ASSETS - 100.0%				$16,209,216,636

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$16,607,315,209	—	$16,607,315,209

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2015